Related Party Transactions - Evernorth - Annual	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Notes Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $1.0 million (“Related Party Credit Facility”). Amounts outstanding bear interest at 3.81% per annum, calculated on a 360-day year basis. No draws were made on this Related Party Credit Facility as of December 31, 2025.
All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Proposed Business Combination, or (iii) termination of BCA.
Related Party Transactions with the Parent
As of December 31, 2025 and September 30, 2025, the Company recorded $3,870,625 and $2,276,419, respectively, of related party payable that represents costs incurred by the Company that is to be paid by the Parent on the Company’s behalf.
Related Party Payable with Pathfinder
As of December 31, 2025, the Company had vendor obligations that were funded through draws made by Pathfinder. When Pathfinder makes draws on Evernorth’s behalf, a corresponding payable is recorded by Evernorth. As of December 31, 2025, Evernorth recognized a related party payable of $716,710 owed to Pathfinder, which included $5,463 of interest. No amount was recorded as of September 30, 2025. This balance represents an intercompany obligation that Evernorth expects to settle in the normal course of operations.
Related Party Transactions
Notes Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $1.0 million (“Related Party Credit Facility”). Amounts outstanding bear interest at 3.81% per annum, calculated on a 360-day year basis. No draws were made on this Related Party Credit Facility as of June 30, 2026.
All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Proposed Business Combination, or (iii) termination of BCA.
Related Party Transactions with the Parent
As of June 30, 2026 and December 31, 2025, the Company recorded $5,851,011 and $3,870,625, respectively, of related party payable, representing costs incurred by the Company that is paid or to be paid by the Parent on the Company’s behalf.
Related Party Payable with Pathfinder
As of June 30, 2026, the Company had vendor obligations that were funded through loan draws made by Pathfinder or cash payment from Pathfinder. When Pathfinder makes draws or pays vendors directly from its bank account on Evernorth’s behalf, a corresponding payable is recorded by Evernorth. These transaction-related expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs. As of June 30, 2026, Evernorth recognized a related party payable of $3,115,890 owed to Pathfinder, which included $23,472 of interest. As of December 31, 2025, the related party payable totaled $716,710, inclusive of $5,463 of interest. This balance represents an intercompany obligation that Evernorth expects to settle in the normal course of operations.